Pension Plan (Summary Of Net Periodic Pension Cost And Amounts Recognized In Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Service cost	$ 325,693	$ 306,799	$ 279,647
Interest cost	307,871	322,198	319,860
Expected return on assets	(537,923)	(448,470)	(433,591)
Amortization of net loss	663,536	492,391	306,348
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	776,646	690,387	489,733
Net (gain) loss arising during the period	(879,193)	488,972	678,007
Amortization of net loss included in net periodic pension cost	(663,536)	(492,391)	(306,348)
Amortization of prior service cost included in net periodic pension cost	(17,469)	(17,469)	(17,469)
Total (gain) loss recognized in other comprehensive income	(1,560,198)	(20,888)	354,190
Total recognized in net periodic pension cost and other comprehensive income	$ (783,552)	$ 669,499	$ 843,923